SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Jan. 01, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Purchases of property, plant and equipment in accounts payable not included in capital expenditure	$ 36,300	$ 17,600	$ 9,100
Change in shares, sapesco - nesr ordinary share consideration | shares			1,650,000
Accumulated deficit	$ 13,870	$ (62,440)		$ 2,800
Revenue percent	1.00%	1.00%	0.00%
Capitalized investments	$ 10,300	$ 13,700	$ 0
Unamortized expense	6,500	18,800
Impairment charges	$ 1,600	900
Number of operating segment | Segments	2
Number of reportable segment | Segments	2
Amended LTIP [Member] | Board of Directors [Member]
Property, Plant and Equipment [Line Items]
Time-based and vest ratably period	1 year
Amended LTIP [Member] | Employees [Member]
Property, Plant and Equipment [Line Items]
Time-based and vest ratably period	3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful lives	8 years
Minimum [Member] | Integrated Production Management [Member]
Property, Plant and Equipment [Line Items]
Ownership percent	0.00%
Minimum [Member] | National Energy Services [Member]
Property, Plant and Equipment [Line Items]
Ownership percent	20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful lives	10 years
Maximum [Member] | Integrated Production Management [Member]
Property, Plant and Equipment [Line Items]
Ownership percent	20.00%
Maximum [Member] | National Energy Services [Member]
Property, Plant and Equipment [Line Items]
Ownership percent	50.00%
Seller Provided Installment Financing
Property, Plant and Equipment [Line Items]
Purchases of property, plant, and equipment on installment not included in capital expenditure	$ 1,300	$ 5,500	$ 11,600